Note 11 - Accrued Liabilities - Accrued Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017
Accrued compensation and benefits	$ 14,234	$ 14,786
Accrued professional fees	1,107	864
Other accrued liabilities	10,197	7,597
	$ 25,538	$ 23,247